RELATED PARTIES - Compensation to directors and senior managers of the company (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)
Disclosure of transactions between related parties
Short-term employee benefits	$ 48,000,000		$ 33,000,000		$ 42,000,000
Long-term employee benefits	0		0		1,000,000
Share-based payments	3,000,000		0		1,000,000
Termination benefits	0		2,000,000		1,000,000
Total compensation to directors and senior management	51,000,000		35,000,000		$ 45,000,000
Retainer	2,196,655	€ 1,962,708	2,057,594	€ 1,744,166
Committees	367,731	328,567	249,743	211,700
Other compensation	839,396	750,000	19,170	16,250
Total	3,403,782	3,041,275	2,326,507	1,972,116
Group CEO Ursula Burns
Disclosure of transactions between related parties
Total compensation to directors and senior management	19,146,617	17,107,503
Base salary	6,155,568	5,500,000
Annual incentive	11,707,890	10,461,000
Other	1,283,159	1,146,503
Base salary	6,155,568	5,500,000	5,429,871	4,602,902
Annual incentive	6,124,678	5,472,400
Other	1,283,160	1,146,503	123,446	104,645
Total remuneration paid	16,687,402	14,910,193	5,553,317	4,707,547
Group CEO Jean Yves Charlier
Disclosure of transactions between related parties
Total compensation to directors and senior management	0	0
Base salary			2,244,426	1,902,600
Annual incentive			9,104,518	7,717,900
Other			576,938	489,070
Termination benefits			1,581,076	1,340,278
Total remuneration paid	0	0	13,506,958	11,449,848
Group CFO Trond Westlie
Disclosure of transactions between related parties
Share-based payments	72,571	64,842
Total compensation to directors and senior management	3,407,004	3,044,158
Base salary	1,678,791	1,500,000
Annual incentive	1,628,669	1,455,216
Other	26,973	24,100
Base salary	1,678,791	1,500,000	1,769,494	1,500,000
Annual incentive	1,580,988	1,412,613	150,186	127,313
Other	26,973	24,100	25,593	21,695
Total remuneration paid	3,286,752	2,936,713	1,945,273	1,649,008
Acting Group CFO Murat Kirkgoz
Disclosure of transactions between related parties
Share-based payments	9,224	8,242
Total compensation to directors and senior management	582,210	520,205
Base salary	296,027	264,500
Annual incentive	236,948	211,713
Other	40,011	35,750
Base salary	296,027	264,500
Other	40,011	35,750
Total remuneration paid	336,038	300,250	0	0
Group COO Kjell Johnsen
Disclosure of transactions between related parties
Share-based payments	(926,745)	(828,047)
Total compensation to directors and senior management	5,207,796	4,653,165
Base salary	1,398,993	1,250,000
Annual incentive	4,683,106	4,184,355
Other	52,442	46,857
Base salary	1,398,993	1,250,000	1,681,019	1,425,000
Annual incentive	4,215,842	3,766,855	0
Other	52,442	46,857	83,098	70,442
Total remuneration paid	5,667,277	5,063,712	1,764,117	1,495,442
Joint Group COO Kaan Terzioglu
Disclosure of transactions between related parties
Total compensation to directors and senior management	893,844	798,650
Base salary	246,782	220,500
Annual incentive	528,429	472,151
Other	118,633	105,999
Base salary	246,782	220,500
Other	118,633	105,999
Total remuneration paid	365,415	326,499	0	0
Joint Group COO Sergi Herrero
Disclosure of transactions between related parties
Total compensation to directors and senior management	2,704,785	2,416,725
Base salary	382,805	342,036
Annual incentive	575,781	514,460
Other	1,746,199	1,560,229
Base salary	382,800	342,036
Other	1,746,175	1,560,229
Total remuneration paid	2,128,975	1,902,265	0	0
Group General Counsel Scott Dresser
Disclosure of transactions between related parties
Share-based payments	(780,642)	(697,504)
Total compensation to directors and senior management	3,235,007	2,890,478
Base salary	1,454,952	1,300,000
Annual incentive	2,528,128	2,258,882
Other	32,569	29,100
Base salary	1,454,952	1,300,000	1,454,917	1,233,333
Annual incentive	2,765,140	2,470,653	478,824	405,899
Other	32,569	29,100	1,094,124	927,489
Total remuneration paid	4,252,661	3,799,753	3,027,865	2,566,721
Guillaume Bacuvier
Disclosure of transactions between related parties
Retainer	279,799	250,000	123,869	105,000
Committees	60,335	53,909	24,774	21,000
Total	340,134	303,909	148,643	126,000
Osama Bedier
Disclosure of transactions between related parties
Retainer	279,799	250,000	123,869	105,000
Committees	27,980	25,000	12,387	10,500
Total	307,779	275,000	136,256	115,500
Ursula Burns
Disclosure of transactions between related parties
Committees	6,661	5,952
Total	6,661	5,952
Stan Chudnovsky
Disclosure of transactions between related parties
Retainer			172,039	145,833
Total			172,039	145,833
Mikhail Fridman
Disclosure of transactions between related parties
Retainer	44,768	40,000	47,188	40,000
Total	44,768	40,000	47,188	40,000
Gennady Gazin
Disclosure of transactions between related parties
Retainer	279,799	250,000	294,925	250,000
Committees	89,536	80,000	77,270	65,500
Total	369,335	330,000	372,195	315,500
Andrei Gusev
Disclosure of transactions between related parties
Retainer	44,768	40,000	47,188	40,000
Other compensation	839,396	750,000
Total	884,164	790,000	47,188	40,000
Gunnar Holt
Disclosure of transactions between related parties
Retainer	279,799	250,000	294,925	250,000
Committees	77,944	69,643	58,985	50,000
Total	357,743	319,643	353,910	300,000
Sir Julian Horn-Smith
Disclosure of transactions between related parties
Retainer	279,799	250,000	294,925	250,000
Committees	27,980	25,000	12,387	10,500
Total	307,779	275,000	307,312	260,500
Jørn P. Jensen
Disclosure of transactions between related parties
Retainer			192,684	163,333
Total	0	0	192,684	163,333
Robert Jan van de Kraats
Disclosure of transactions between related parties
Retainer	279,799	250,000	123,869	105,000
Committees	33,576	30,000	14,864	12,600
Total	313,375	280,000	138,733	117,600
Guy Laurence
Disclosure of transactions between related parties
Retainer	279,799	250,000	294,925	250,000
Committees	33,576	30,000	49,076	41,600
Other compensation			19,170	16,250
Total	313,375	280,000	363,171	307,850
Alexander Pertsovsky
Disclosure of transactions between related parties
Retainer	44,768	40,000	47,188	40,000
Total	44,768	40,000	47,188	40,000
Kaan Terzioglu
Disclosure of transactions between related parties
Retainer	103,758	92,708
Committees	10,143	9,063
Total	113,901	€ 101,771	0	€ 0
LTI Plan
Disclosure of transactions between related parties
Total target amount granted under the plan	67,000,000		107,000,000
Total carrying value of obligation under Plan	9,000,000		35,000,000
Share based payment expenses included in selling, general and administrative expenses	$ 25,000,000		$ 18,000,000